Financing Arrangements - Summary of Debt and Accrued Interest Outstanding (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total	$ 7,024,000	$ 4,991,000
Accrued Interest	979,000	1,800,000	$ 182,184
Unamortized deferred financing costs	(94,000)		(145,835)
Total debt, net	6,930,000	4,960,000
Less: short-term debt and current portion of long-term debt	6,586,000	4,798,833	2,070,217
Long-term debt, net of current portion	344,000	192,000	$ 2,566,486
Notes Payable to Directors and Affiliates [Member]
Total	2,697,000	1,748,000
Accrued Interest	367,000	232,000
Convertible Term Loan, Due December 2016, Interest at 10% [Member]
Total	2,300,000	2,300,000
Accrued Interest	543,000	370,000
Convertible Notes, Due December 2016 and 2017, interest 0% [Member]
Total	1,093,000
Accrued Interest
Series Subordinated Note, Due January 2016, Interest at 12% [Member]
Total	415,000	415,000
Accrued Interest	39,000	2,000
Notes Payable, due October 2016, interest between 8.25% and 12% [Member]
Total	67,000	75,000
Accrued Interest	30,000	28,000
Note Payable, Due August 2021, Interest at 0% [Member]
Total	192,000	192,000
Accrued Interest
Installment Note Payable - Bank [Member]
Total	260,000	261,000
Accrued Interest